Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,917	5,697
Liabilities accrued	$ 376,000	$ 355,000
Compensation expense	498,000	610,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	135,000	206,000
Income tax expense (benefit)	$ (35,000)	$ (54,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,212	5,013
Liabilities accrued	$ 324,000	$ 306,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	705	684
Liabilities accrued	$ 52,000	$ 49,000